Touchstone Dynamic Large Cap Growth Fund Expense Example - Touchstone Dynamic Large Cap Growth Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 598
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	1,856
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	1,437
Expense Example, with Redemption, 10 Years	3,166
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,174
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,082
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,099